Long-term Financing Arrangements - 10K - Gain on Extinguishment of Debt (Details) - USD ($) $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Debt Disclosure [Abstract]
Gain (Loss) on Extinguishment of Debt, CARES Act					$ 8,458	$ 2,728	$ 0
Gain (Loss) On Extinguishment Of Residual Issuance Cost					(93)	0	0
Other Gain (Loss) On Extinguishment Of Debt					(10)	72	388
Gain (Loss) on Extinguishment of Debt, Total	$ 0	$ 0	$ 0	$ 8,448	$ 8,355	$ 2,800	$ 388